Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity [Member]	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Income Statement [Line Items]
Operating revenues	¥ 495,001	$ 69,456	¥ 1,120,045
Gross profit	(1,012,580)	(142,081)	437,799
Income from operations	(4,083,990)	(573,047)	(3,320,187)
Net income	¥ (4,491,743)	$ (630,261)	¥ (3,272,218)